Schedule of Accounts Receivable (Details) (Parenthetical) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Credit Loss [Abstract]
Accounts receivable, related parties, current	$ 16,023	$ 21,852	$ 135,687